Financial Instruments Gain (Loss) Recognized on Derivatives Not Designated as Hedging Table (Details) (Not Designated as Hedging Instrument [Member], Net Gain from Investment Activities [Member], USD $)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012 Equity Contract [Member]		Jun. 30, 2011 Equity Contract [Member]		Jun. 30, 2012 Equity Contract [Member]		Jun. 30, 2011 Equity Contract [Member]		Jun. 30, 2012 Foreign Exchange Contract [Member]		Jun. 30, 2011 Foreign Exchange Contract [Member]		Jun. 30, 2012 Foreign Exchange Contract [Member]		Jun. 30, 2011 Foreign Exchange Contract [Member]		Jun. 30, 2012 Credit Risk Contract [Member]		Jun. 30, 2011 Credit Risk Contract [Member]		Jun. 30, 2012 Credit Risk Contract [Member]		Jun. 30, 2011 Credit Risk Contract [Member]		Jun. 30, 2012 Futures Index Spread [Member]		Jun. 30, 2011 Futures Index Spread [Member]		Jun. 30, 2012 Futures Index Spread [Member]		Jun. 30, 2011 Futures Index Spread [Member]		Jun. 30, 2012 Commodity contracts [Member]		Jun. 30, 2011 Commodity contracts [Member]		Jun. 30, 2012 Commodity contracts [Member]		Jun. 30, 2011 Commodity contracts [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member] Equity Contract [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member] Equity Contract [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member] Equity Contract [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member] Interest Rate Contract [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member] Interest Rate Contract [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member] Interest Rate Contract [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member] Foreign Exchange Contract [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member] Foreign Exchange Contract [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member] Foreign Exchange Contract [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member] Credit Risk Contract [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member] Credit Risk Contract [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member] Credit Risk Contract [Member]		Dec. 31, 2011 Investment segment and Icahn Enterprises Holdings [Member] Futures Index Spread [Member]		Dec. 31, 2010 Investment segment and Icahn Enterprises Holdings [Member] Futures Index Spread [Member]		Dec. 31, 2009 Investment segment and Icahn Enterprises Holdings [Member] Futures Index Spread [Member]
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 5	[1]	$ 7	[1]	$ (438)	[1]	$ 39	[1]	$ (59)	[1]	$ 1	[1]	$ (461)	[1]	$ 10	[1]	$ 66	[1]	$ (2)	[1]	$ 25	[1]	$ (13)	[1]	$ 0	[1]	$ (6)	[1]	$ 0	[1]	$ 19	[1]	$ 0	[1]	$ 14	[1]	$ 0	[1]	$ 23	[1]	$ (2)	[1]	$ 0	[1]	$ (2)	[1]	$ 0	[1]	$ 6	[1]	$ 31	[1]	$ 315	[1]	$ (39)	[1]	$ 2	[1]	$ (58)	[1]	$ 0	[1]	$ 0	[1]	$ 57	[1]	$ 7	[1]	$ (12)	[1]	$ (7)	[1]	$ 18	[1]	$ 38	[1]	$ 323	[1]	$ 20	[1]	$ 3	[1]	$ 0	[1]

[1]	Gains (losses) recognized on derivatives are classified in net gain from investment activities in our consolidated statements of operations.